SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
VIE arrangements
Schedule of disaggregation of revenue

	2018	2019	2020
	RMB	RMB	RMB
Consumer Credit Segment:
Loan facilitation services	7,647,804	5,182,028	1,329,720
Post origination services	1,173,108	757,783	670,440
Others	436,242	500,758	529,438
Subtotal	9,257,154	6,440,569	2,529,598
Wealth Management Segment:
Account management services	1,806,732	2,016,678	921,779
Insurance brokerage services	—	—	430,830
Others	180,228	159,537	79,755
Subtotal	1,986,960	2,176,215	1,432,364
Total net revenue	11,244,114	8,616,784	3,961,962

Schedule of contract assets

	As of December 31, 2019	As of December 31, 2020
	RMB	RMB
Contract assets	3,914,312	1,217,480
Allowance	(1,515,627)	(467,306)
Contract assets, net	2,398,685	750,174

Schedule of movement of allowance for contract assets

	Year ended December 31, 2019	Year ended December 31, 2020
	RMB	RMB
Balance at beginning of the year	992,049	1,515,627
Allowance for contract assets	1,623,022	298,200
Write-off	(1,099,444)	(984,472)
Disposal of Hengcheng (Note 1)	—	(362,049)
Balance at end of the year	1,515,627	467,306

Schedule of Movement of refund liabilities

RMB
As of January 1, 2019	2,145,748
Addition	709,401
Payouts during the year	(1,053,614)

As of December 31, 2019	1,801,535
Addition	15,935
Payouts during the year	(643,832)
Disposal of Hengcheng (as discussed in Note 1)	(1,162,793)
As of December 31, 2020	10,845

Schedule of estimated useful lives

Building	50 years
Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Software	1 -5 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Summary of financing receivable

	As of December 31, 2019	As of December 31, 2020
	RMB	RMB
Financing receivable	29,612	1,286,469
Allowance	—	(32,975)
Financing receivable, net	29,612	1,253,494

Summary of movement of allowance for financing receivable

	Year ended December 31, 2019	Year ended December 31, 2020
	RMB	RMB
Balance at beginning of the year	303	—
Adjustment related to ASC 326 adoption	—	776
Adjusted opening balance as of January 1, 2020	303	776
Current year net provision	187	32,689
Write-off	(490)	(490)
Balance at end of the year	—	32,975

VIE's
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	December 31,	December 31,
	2019	2020
	RMB	RMB
Assets
Cash and cash equivalents	1,331,668	999,774
Accounts receivable	2,130	100,250
Contract assets, net	2,191,277	541,969
Contract cost	61,528	64,099
Prepaid expenses and other assets	897,187	228,094
Financing receivables	29,612	1,253,494
Amounts due from related parties	700,186	261,937
Available-for-sale investments	333,900	10,000
Property, equipment and software, net	11,496	109,061
Deferred tax assets	29,829	16,379
Right-of-use assets	16,454	96,861

Total assets	5,605,267	3,681,918

Liabilities
Accounts payable	39,019	9,026
Amounts due to related parties	35,708	775,655
Deferred revenue	349,677	43,607
Accrued expenses and other liabilities	1,390,341	1,054,259
Secured borrowing	—	500,500
Refund liabilities	1,681,906	—
Deferred tax liabilities	209,747	13,985
Lease liabilities	15,734	73,537

Total liabilities	3,722,132	2,470,569

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenue	11,121,168	8,303,900	2,549,869
Net income	2,069,678	1,503,455	235,360

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash (used in) /provided by operating activities	(3,565,383)	846,367	974,840
Net cash provided/(used in) by investing activities	3,631,615	441,983	(1,202,842)
Net cash (used in)/provided by financing activities	(300,559)	(787,737)	862,000

ABFE
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	December 31,	December 31,
	2019	2020
	RMB	RMB
Assets
Restricted cash	43,833	213,033
Prepaid expenses and other assets	8,974	169
Loans at fair value	382,125	192,156
Held-to-maturity investments	6,627	3,286

Total assets	441,559	408,644

Liabilities
Accounts payable	72	421
Amount due to related party	—	109,502
Payable to investors at fair value	—	52,623
Accrued expenses and other liabilities	7,378	896

Total liabilities	7,450	163,442

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net income/(loss)	260,568	41,723	(117,969)

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash provided by operating activities	208,621	134,848	44,843
Net cash provided by investing activities	110,849	639,717	33,160
Net cash (used in)/provided by in financing activities	(553,002)	(121,296)	162,134